Himax Technologies, Inc. (the Parent Company only) - Condensed Statements of Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IFRS Statement [Line Items]
Profit (loss) for the year	$ 433,935	$ 45,160	$ (16,184)
Other comprehensive income:
Remeasurements of defined benefit pension plans	165	(214)	214
Unrealized gain (loss) on financial assets at fair value through other comprehensive income	(181)	65	(35)
Income tax related to items that will not be reclassified subsequently	(27)	38	(25)
Foreign operations - foreign currency translation differences	(72)	556	(545)
Other comprehensive income for the year, net of tax	(115)	445	(391)
Total comprehensive income for the year	433,820	45,605	(16,575)
Equity attributable to owners of parent [member]
IFRS Statement [Line Items]
Profit (loss) for the year	436,896	47,134	(13,614)
Other comprehensive income:
Remeasurements of defined benefit pension plans	160	(213)	197
Unrealized gain (loss) on financial assets at fair value through other comprehensive income	(179)	67	(30)
Income tax related to items that will not be reclassified subsequently	(27)	38	(25)
Foreign operations - foreign currency translation differences	(72)	512	(545)
Other comprehensive income for the year, net of tax	(118)	404	(403)
Total comprehensive income for the year	$ 436,778	$ 47,538	$ (14,017)